Average Annual Total Returns - VIPFundsManagerFunds-InvestorComboPRO - VIPFundsManagerFunds-InvestorComboPRO - VIP FundsManager 40% Portfolio	Apr. 30, 2025
VIP FundsManager 40% Portfolio - Investor Class | Return Before Taxes
Average Annual Return:
Past 1 year	7.46%
Since Inception	7.63%	[1]
LB001
Average Annual Return:
Past 1 year	1.25%
Since Inception	1.90%
IXU90
Average Annual Return:
Past 1 year	7.78%
Since Inception	8.33%

[1]	A From April 13, 2023 .